Non-Cash Transactions (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Non-cash Transactions
Stock based compensation (Note 11 e)	$ 204,511	$ 1,849,998	$ 615,924
Stock options cancelled (Note 11 e)	(1,815,961)
Stock options expired (Note 11 d)		(1,066,882)	(60,143)
Warrants expired (Note 11 b (v))		(2,195,738)
Units issued as anti-dilution provision (Note 11 b (iii))		184,705	6,896,800
Shares issued as anti-dilution provision (Note 11 b (iv))		2,127
Shares issued to settle debt			6,371,457
Derivative warrants expired (Note 10)			(281,210)
Units issued as debt extinguishment (Note 9)			1,220,709
Debt settled in exchange of property (Note 9)			$ (277,473)